Bank Overview - Additional Information (Detail) ₨ / shares in Units, shares in Millions, $ in Millions	Jul. 19, 2025 INR (₨) ₨ / shares	Jul. 19, 2025 USD ($)	Jun. 25, 2025 ₨ / shares shares	Jun. 30, 2023	Aug. 21, 2026 INR (₨)	Mar. 31, 2026 ₨ / shares	Aug. 21, 2025 INR (₨)	Mar. 31, 2025 ₨ / shares
Nature Of Business [Line Items]
Equity shares, par value						₨ 1		₨ 1
Per share value of bonus equity share	₨ 1
Bank allotted equity shares as bonus shares	₨ 7,677,039,761,000,000	$ 7,677,039,761
Authorized share capital | ₨					₨ 20,000,000,000		₨ 11,906,100,000
HDB Financial Services Limited [Member]
Nature Of Business [Line Items]
Equity shares, par value			₨ 10
Minority interest decrease from stock issuance | shares			135.1
Sale of stock price per share			₨ 740
IPO [Member] | HDB Financial Services Limited [Member]
Nature Of Business [Line Items]
Equity shares, issued | shares			25,000.0
Shares Offered For Sale [Member] | HDB Financial Services Limited [Member]
Nature Of Business [Line Items]
Equity shares, issued | shares			100,000.0
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder				20.80%
Nonconsolidated Investees, Other [Member]
Nature Of Business [Line Items]
Bank voting rights			74.60%